INVESTMENT PROPERTIES - Schedule of Changes in Fair Value of Investment Properties (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of detailed information about investment property [line items]
Fair value, beginning of period	$ 96,782
Additions	5,998
Right-of-use assets	3,700
Dispositions	(3,049)
Fair value changes	1,707
Foreign currency translation and other	(428)
Fair value, end of period2	$ 101,010